Consolidated Balance Sheets - USD ($) shares in Thousands, $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 1,897	$ 2,123
Interest-bearing deposits with banks	1,895	1,435
Federal funds sold and securities purchased under resale agreements or similar arrangements	144	153
Restricted cash	488	456
AFS securities at fair value	26,926	25,297
HTM securities (fair value of $16,546 and $18,519 at December 31, 2016 and 2015 respectively)	16,680	18,530
LHFS at fair value	1,716	1,035
Loans and leases	143,322	135,951
ALLL	(1,489)	(1,460)
Loans and leases, net of ALLL	141,833	134,491
Premises and equipment	2,107	2,007
Goodwill	9,638	8,548
CDI and other intangible assets	854	686
MSRs at fair value	1,052	880
Other assets	14,046	14,306
Total assets	219,276	209,947
Deposits:
Noninterest-bearing deposits	50,697	45,695
Interest-bearing deposits	109,537	103,429
Total deposits	160,234	149,124
Short-term borrowings	1,406	3,593
Long-term debt	21,965	23,769
Accounts payable and other liabilities	5,745	6,121
Total liabilities	189,350	182,607
Commitments and contingencies (Note 14)
Shareholders’ equity:
Preferred stock, $5 par, liquidation preference of $25,000 per share	3,053	2,603
Common stock, $5 par	4,047	3,902
Additional paid-in capital	9,104	8,365
Retained earnings	14,809	13,464
AOCI, net of deferred income taxes	(1,132)	(1,028)
Noncontrolling interests	45	34
Total shareholders’ equity	29,926	27,340
Total liabilities and shareholders’ equity	$ 219,276	$ 209,947
Common shares outstanding	809,475	780,337
Common shares authorized	2,000,000	2,000,000
Preferred shares outstanding	126	107
Preferred shares authorized	5,000	5,000